Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies
Commitments and Contingencies

NOTE 4. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

The Company’s ability to complete an initial business combination may be adversely affected by various factors, many of which are beyond the Company’s control. The Company’s ability to consummate an initial business combination could be impacted by, among other things, changes in laws or regulations, downturns in the financial markets or in economic conditions, inflation, fluctuations in interest rates, increases in tariffs, supply chain disruptions, declines in consumer confidence and spending, public health considerations, and geopolitical instability, such as the military conflicts in Ukraine and the Middle East. The Company cannot at this time predict the likelihood of one or more of the above events, their duration or magnitude or the extent to which they may negatively impact the Company’s ability to complete an initial business combination.

Any of the above-mentioned factors, or any other negative impact on the global economy, capital markets or other geopolitical conditions resulting from ongoing global conflicts and/or other future global conflicts and subsequent sanctions or related actions, could adversely affect the Company’s search for an initial business combination and any target business with which the Company may ultimately consummate an initial business combination.

Forge Nano, Inc.
Commitments and Contingencies
Commitments and Contingencies
7.	Commitments and Contingencies

On August 9, 2023, the Company completed the acquisition of Sundew ALD assets from Sundew Technologies, LLC for consideration composed of three cash payments comprised of $350 at the time of close, $350 cash payment on the second anniversary, August 2024, and the remaining $350 future cash payment due upon the last anniversary, August 2025. The consideration also included contingent cash consideration to be paid to the sellers based on percentages ranging from 2 to 5 percent of net sales through 2032. The Company estimated the fair value of the contingent consideration using a Monte Carlo simulation model, resulting in an initial liability of $311 recognized as part of the purchase consideration at the acquisition date. As of March 31, 2026, the fair value of the contingent consideration was remeasured to $2,765 [due to a new projection for tool sales related to the Intellectual Property (IP), which was revised sharply upward]. As of December 31, 2025, the fair value of the contingent consideration was remeasured to $1,811 due to a new projection for tool sales related to the Intellectual Property (IP), which was revised sharply upward. The acquisition was completed to enable the Company to repurpose several patents and product designs for its own line of semiconductor coating equipment.

7.Commitments and Contingencies

On August 9, 2023, the Company completed the acquisition of Sundew ALD assets from Sundew Technologies, LLC for consideration composed of three cash payments comprised of $350 at the time of close, $350 cash payment on the second anniversary, August 2024, and the remaining $350 future cash payment due upon the last anniversary, August 2025. The consideration also included contingent cash consideration to be paid to the sellers based on percentages ranging from 2 to 5 percent of net sales through 2032. The Company estimated the fair value of the contingent consideration using a Monte Carlo simulation model, resulting in an initial liability of $311 recognized as part of the purchase consideration at the acquisition date. As of December 31, 2025, the fair value of the contingent consideration was remeasured to $1,811 due to a new projection for tool sales related to the Intellectual Property (IP), which was revised sharply upward. As of December 31, 2024, the fair value of the contingent consideration was remeasured to $1,413. The acquisition was completed to enable the Company to repurpose several patents and product designs for its own line of semiconductor coating equipment.